UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO		80203
(Address of principal executive offices)		(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To: John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments.

Statement of Investments
February 29, 2008 (Unaudited)	High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 86.14%
Advertising - 2.20%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008	$4,000	$3,280
Lamar Media Corp.
6.625%, 08/15/2015	710,000	656,750
Series B, 6.625%, 08/15/2015	330,000	305,250
Series C, 6.625%, 08/15/2015	25,000	23,125
RH Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	50,000	29,750
Series A-2, 6.875%, 01/15/2013	25,000	14,875
Series A-3, 8.875%, 01/15/2016	380,000	228,000
8.875%, 10/15/2017(1)	1,000,000	590,000
		1,851,030

Aerospace-Defense - 4.02%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	390,000	383,175
DRS Technologies, Inc.
6.875%, 11/01/2013	50,000	49,250
6.625%, 02/01/2016	20,000	19,650
7.625%, 02/01/2018	335,000	336,675
Esterline Technologies Corp.
6.625%, 03/01/2017	150,000	151,500
L-3 Communications Corp.
7.625%, 06/15/2012	1,531,000	1,576,930
Series B, 6.375%, 10/15/2015	100,000	99,750
Moog, Inc.
6.250%, 01/15/2015	410,000	394,625
TransDigm, Inc.
7.750%, 07/15/2014	375,000	375,000
		3,386,555

Agriculture - 0.92%
Reynolds American, Inc.
7.625%, 06/01/2016	730,000	776,708

Airlines - 0.00%(2)
Continental Airlines, Inc.
Series 981C, 6.541%, 03/15/2008	1,348	1,348

Apparel - 0.93%
Levi Strauss & Co.
9.750%, 01/15/2015	785,000	783,038

Auto Manufacturers - 1.60%
Ford Motor Co.
7.450%, 07/16/2031	410,000	281,875
8.900%, 01/15/2032	25,000	19,125
General Motors Corp.
8.375%, 07/15/2033	1,360,000	1,047,200
		1,348,200

Beverages - 1.27%
Constellation Brands, Inc.
8.375%, 12/15/2014	575,000	590,812
7.250%, 09/01/2016	445,000	432,763
7.250%, 05/15/2017	50,000	48,375
		1,071,950

Building Materials - 0.49%
Associated Materials, Inc.
11.250%, 03/01/2014(3)	130,000	83,200
Interline Brands, Inc.
8.125%, 06/15/2014	175,000	169,313
Nortek, Inc.
8.500%, 09/01/2014	150,000	117,000
NTK Holdings, Inc.
10.750%, 03/01/2014(3)	75,000	40,125
		409,638

Chemicals - 2.75%
Airgas, Inc.
6.250%, 07/15/2014	425,000	420,750
Hercules, Inc.
6.750%, 10/15/2029	225,000	210,375
Lyondell Chemical Co.
8.375%, 08/15/2015(1)	350,000	246,750
MacDermid, Inc.
9.500%, 04/15/2017(1)	75,000	66,375
Nalco Co.
8.875%, 11/15/2013	355,000	363,875

NewMarket Corp.
7.125%, 12/15/2016	405,000	398,925
Nova Chemicals Corp.
6.500%, 01/15/2012	645,000	607,913
		2,314,963

Coal - 1.28%
Arch Western Finance, LLC
6.750%, 07/01/2013(4)	450,000	445,500
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	490,000	501,638
7.375%, 11/01/2016	10,000	10,400
7.875%, 11/01/2026	125,000	125,000
		1,082,538

Commercial Services - 4.45%
ARAMARK Corp.
8.500%, 02/01/2015	780,000	772,200
6.739%, 02/01/2015(4)	65,000	57,200
Cadmus Communications Corp.
8.375%, 06/15/2014	200,000	160,000
Corrections Corp. of America
7.500%, 05/01/2011	10,000	10,250
6.250%, 03/15/2013	950,000	952,374
6.750%, 01/31/2014	75,000	75,750
Deluxe Corp.
7.375%, 06/01/2015	345,000	333,356
Education Management, LLC
8.750%, 06/01/2014	475,000	420,375
10.250%, 06/01/2016	195,000	164,775
Iron Mountain, Inc.
8.625%, 04/01/2013	25,000	25,313
7.750%, 01/15/2015	475,000	478,563
8.750%, 07/15/2018	285,000	299,963
		3,750,119

Distribution-Wholesale - 0.44%
Baker & Taylor, Inc.
11.500%, 07/01/2013(1)	395,000	368,831

Diversified Financial Services - 5.08%
AmeriCredit Corp.
8.500%, 07/01/2015	110,000	85,250
Ford Motor Credit Co. LLC
7.375%, 10/28/2009	275,000	260,870
9.875%, 08/10/2011	1,075,000	995,797

8.000%, 12/15/2016	460,000	377,278
GMAC, LLC
7.750%, 01/19/2010	125,000	113,070
6.875%, 09/15/2011	375,000	306,198
6.625%, 05/15/2012	105,000	83,341
8.000%, 11/01/2031	20,000	15,153
Hughes Network Systems, LLC
9.500%, 04/15/2014	160,000	160,400
NSG Holdings, LLC
7.750%, 12/15/2025(1)	460,000	447,925
Petroplus Finance Ltd.
6.750%, 05/01/2014(1)	110,000	100,375
7.000%, 05/01/2017(1)	550,000	496,375
Rainbow National Services, LLC
8.750%, 09/01/2012(1)	200,000	206,000
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	125,000	118,750
Snoqualmie Entertainment Authority
6.936%, 02/01/2014(1)(4)	50,000	43,500
Southern Star Central Corp.
6.750%, 03/01/2016	25,000	24,063
Vanguard Health Holding Co. II, LLC
9.000%, 10/01/2014	465,000	446,400
		4,280,745

Electric - 5.28%
The AES Corp.
9.375%, 09/15/2010	118,000	125,080
8.875%, 02/15/2011	131,000	137,550
7.750%, 03/01/2014	250,000	254,375
8.000%, 10/15/2017	650,000	666,250
Edison Mission Energy
7.500%, 06/15/2013	55,000	56,650
7.200%, 05/15/2019	290,000	285,650
7.625%, 05/15/2027	760,000	720,100
Mirant Americas Generation, LLC
8.500%, 10/01/2021	175,000	155,750
Mirant North America, LLC
7.375%, 12/31/2013	440,000	443,850
NRG Energy, Inc.
7.250%, 02/01/2014	425,000	415,969
7.375%, 02/01/2016	415,000	400,994
Texas Competitive Electric Holdings Co., LLC
10.250%, 11/01/2015(1)	800,000	783,999
		4,446,217

Electrical Components & Equipment - 0.35%
Belden, Inc.
7.000%, 03/15/2017	300,000	293,250

Entertainment - 4.12%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	42,375
11.000%, 02/01/2016	240,000	226,800
Cinemark, Inc.
9.750%, 03/15/2014(3)	735,000	672,525
Great Canadian Gaming Corp.
7.250%, 02/15/2015(1)	430,000	408,500
Isle of Capri Casinos, Inc.
7.000%, 03/01/2014	245,000	168,438
Marquee Holdings, Inc.
12.000%, 08/15/2014(3)	540,000	396,900
Penn National Gaming, Inc.
6.875%, 12/01/2011	25,000	23,875
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	425,000	405,875
8.750%, 10/01/2013	175,000	170,625
7.500%, 06/15/2015(1)	230,000	178,250
Seneca Gaming Corp.
7.250%, 05/01/2012	695,000	670,675
Series B, 7.250%, 05/01/2012	105,000	101,325
		3,466,163

Environmental Control - 0.96%
Allied Waste North America, Inc.
7.250%, 03/15/2015	725,000	724,094
Series B, 7.125%, 05/15/2016	50,000	49,625
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	36,575
Safety-Kleen Services
9.250%, 06/01/2008(5)	50,000	10
		810,304

Food - 1.76%
Dean Foods Co.
7.000%, 06/01/2016	80,000	70,400
Del Monte Corp.
8.625%, 12/15/2012	425,000	433,500
Dole Food Co. Inc
8.625%, 05/01/2009	300,000	265,500
7.250%, 06/15/2010	325,000	268,125
8.750%, 07/15/2013	65,000	52,975

Pilgrim’s Pride Corp.
9.250%, 11/15/2013	100,000	106,375
8.375%, 05/01/2017	325,000	287,625
		1,484,500

Forest Products & Paper - 0.93%
Appleton Papers, Inc.
8.125%, 06/15/2011	120,000	117,000
Series B, 9.750%, 06/15/2014	200,000	191,000
Buckeye Technologies, Inc.
8.000%, 10/15/2010	111,000	111,000
8.500%, 10/01/2013	325,000	331,500
NewPage Corp.
10.000%, 05/01/2012	30,000	30,225
		780,725

Healthcare-Products - 1.45%
Accellent, Inc.
10.500%, 12/01/2013	330,000	262,350
Advanced Medical Optics, Inc.
7.500%, 05/01/2017	450,000	387,000
Boston Scientific Corp.
6.000%, 06/15/2011	450,000	438,750
6.400%, 06/15/2016	50,000	46,250
7.000%, 11/15/2035	100,000	85,500
		1,219,850

Healthcare-Services - 3.79%
Community Health Systems, Inc.
8.875%, 07/15/2015	625,000	616,406
DaVita, Inc.
7.250%, 03/15/2015	820,000	815,900
HCA, Inc.
9.250%, 11/15/2016	500,000	513,750
National Mentor Holdings, Inc.
11.250%, 07/01/2014	175,000	181,125
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	680,000	676,600
United Surgical Partners International, Inc.
8.875%, 05/01/2017	75,000	70,875
9.250%, 05/01/2017(6)	345,000	319,125
		3,193,781

Holding Companies-Diversified - 0.14%
Atlantic Broadband Finance, LLC
9.375%, 01/15/2014	135,000	120,994

Home Furnishings - 0.17%
Norcraft Cos., LP
9.000%, 11/01/2011	35,000	34,475
Norcraft Holdings, LP
9.750%, 09/01/2012(3)	125,000	109,375
		143,850

Internet - 0.05%
FTD, Inc.
7.750%, 02/15/2014	50,000	45,250

Investment Companies - 0.48%
Intelsat Jackson Holdings, Ltd.
11.250%, 06/15/2016	400,000	400,500

Iron/Steel - 1.26%
RathGibson, Inc.
11.250%, 02/15/2014	400,000	384,000
Steel Dynamics, Inc.
7.375%, 11/01/2012(1)	425,000	432,438
6.750%, 04/01/2015	250,000	245,625
		1,062,063

Lodging - 0.91%
Caesars Entertainment, Inc.
7.875%, 03/15/2010	175,000	164,500
MGM Mirage
6.000%, 10/01/2009	35,000	35,000
8.375%, 02/01/2011	75,000	75,750
Station Casinos, Inc.
6.000%, 04/01/2012	60,000	51,000
7.750%, 08/15/2016	525,000	439,688
		765,938

Machinery-Construction & Mining - 0.65%
Terex Corp.
8.000%, 11/15/2017	550,000	550,000

Media - 7.70%
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	450,000	425,250

CCH I Holdings, LLC
10.000%, 05/15/2014	25,000	12,250
11.750%, 05/15/2014(3)	230,000	118,450
12.125%, 01/15/2015(3)	25,000	12,875
11.000%, 10/01/2015	795,000	556,500
CCO Holdings, LLC
8.750%, 11/15/2013	75,000	66,188
Charter Communications Operating, LLC
8.375%, 04/30/2014(1)	50,000	46,250
CSC Holdings, Inc.
Series B, 7.625%, 04/01/2011	575,000	574,281
6.750%, 04/15/2012	75,000	72,750
Dex Media, Inc.
8.000%, 11/15/2013	20,000	14,300
9.000%, 11/15/2013(3)	100,000	72,500
9.000%, 11/15/2013(3)	150,000	108,750
Dex Media West, LLC
Series B, 8.500%, 08/15/2010	20,000	18,825
Series B, 9.875%, 08/15/2013	44,000	37,070
Echostar DBS Corp.
5.750%, 10/01/2008	55,000	55,069
7.000%, 10/01/2013	25,000	24,750
6.625%, 10/01/2014	350,000	337,750
7.125%, 02/01/2016	410,000	404,875
Idearc, Inc.
8.000%, 11/15/2016	890,000	529,550
Radio One, Inc.
Series B, 8.875%, 07/01/2011	430,000	342,925
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017(1)	470,000	340,750
Rogers Cable, Inc.
8.750%, 05/01/2032	175,000	213,112
Salem Communications Holding Corp.
7.750%, 12/15/2010	445,000	440,550
Sinclair Television Group, Inc.
8.000%, 03/15/2012	358,000	366,950
Univision Communications, Inc.
9.750%, 03/15/2015(1)(6)	675,000	469,125
Videotron Ltee
6.875%, 01/15/2014	670,000	653,249
6.375%, 12/15/2015	185,000	172,512
		6,487,406

Miscellaneous Manufacturers - 1.34%
Blount, Inc.
8.875%, 08/01/2012	50,000	48,875

Invensys PLC
9.875%, 03/15/2011(1)	50,000	52,737
Koppers, Inc.
9.875%, 10/15/2013	50,000	53,125
Koppers Holdings, Inc.
9.875%, 11/15/2014(3)	250,000	213,750
RBS Global, Inc. and Rexnord Corp.
9.500%, 08/01/2014	410,000	371,050
SPX Corp.
7.625%, 12/15/2014(1)	375,000	386,719
		1,126,256

Office-Business Equipment - 1.93%
Xerox Capital Trust I
8.000%, 02/01/2027	1,595,000	1,625,134

Office Furnishings - 0.08%
Interface, Inc.
9.500%, 02/01/2014	65,000	67,275

Oil & Gas - 3.89%
Chaparral Energy, Inc.
8.500%, 12/01/2015	550,000	470,250
8.875%, 02/01/2017(4)	145,000	124,700
Chesapeake Energy Corp.
7.625%, 07/15/2013	200,000	204,000
7.000%, 08/15/2014	50,000	50,375
7.750%, 01/15/2015	550,000	567,875
6.375%, 06/15/2015	150,000	145,875
6.250%, 01/15/2018	285,000	273,600
EXCO Resources, Inc.
7.250%, 01/15/2011	825,000	798,187
Hilcorp Energy I, LP
7.750%, 11/01/2015(1)	245,000	232,138
9.000%, 06/01/2016(1)	205,000	206,025
Stone Energy Corp.
8.250%, 12/15/2011	75,000	75,000
Swift Energy Co.
7.125%, 06/01/2017	135,000	126,225
		3,274,250

Oil & Gas Services - 1.43%
Complete Production Services, Inc.
8.000%, 12/15/2016	425,000	410,656

Dresser-Rand Group, Inc.
7.375%, 11/01/2014	805,000	790,913
		1,201,569

Packaging & Containers - 2.45%
Crown Americas, LLC
7.750%, 11/15/2015	430,000	441,825
Graphic Packaging International, Inc.
8.500%, 08/15/2011	410,000	397,700
9.500%, 08/15/2013	210,000	198,975
Owens Brockway Glass Container, Inc.
8.250%, 05/15/2013	500,000	520,000
Series $, 6.750%, 12/01/2014	275,000	276,375
Owens-Illinois, Inc.
7.500%, 05/15/2010	50,000	51,375
Packaging Dynamics Finance Corp.
10.000%, 05/01/2016(1)	225,000	178,875
Radnor Holdings Corp.
11.000%, 03/15/2010(5)	25,000	313
		2,065,438

Pharmaceuticals - 0.73%
Valeant Pharmaceuticals International
7.000%, 12/15/2011	630,000	611,100

Pipelines - 4.92%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	66,196
7.000%, 06/01/2025	10,000	10,689
Atlas Pipeline Partners, LP
8.125%, 12/15/2015	400,000	396,000
Dynegy Holdings, Inc.
8.375%, 05/01/2016	920,000	903,899
7.125%, 05/15/2018	75,000	67,875
7.750%, 06/01/2019	60,000	56,100
7.625%, 10/15/2026	25,000	21,375
El Paso Corp.
7.800%, 08/01/2031	800,000	829,214
Targa Resources, Inc.
8.500%, 11/01/2013	630,000	587,475
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	170,599
Transcontinental Gas Pipe Line Corp.
6.400%, 04/15/2016	50,000	50,875

Williams Cos., Inc.
7.875%, 09/01/2021	625,000	684,375
8.750%, 03/15/2032	250,000	295,625
		4,140,297

Real Estate Investment Trusts - 1.94%
Felcor Lodging LP
8.500%, 06/01/2011	525,000	528,938
6.788%, 12/01/2011(4)	90,000	81,000
Host Marriott, LP
7.125%, 11/01/2013	575,000	569,250
Series O, 6.375%, 03/15/2015	75,000	70,500
Series Q, 6.750%, 06/01/2016	400,000	381,000
		1,630,688

Retail - 2.44%
Claire’s Stores, Inc.
9.625%, 06/01/2015(6)	255,000	151,725
10.500%, 06/01/2017	600,000	292,500
Inergy, LP
8.250%, 03/01/2016	125,000	128,750
Michaels Stores, Inc.
10.000%, 11/01/2014	520,000	456,949
11.375%, 11/01/2016	75,000	62,438
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(6)	20,000	20,000
10.375%, 10/15/2015	375,000	375,469
Rite Aid Corp.
6.125%, 12/15/2008(1)	400,000	379,000
Sbarro, Inc.
10.375%, 02/01/2015	225,000	185,625
		2,052,456

Semiconductors - 0.69%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	440,000	360,800
9.125%, 12/15/2014(6)	285,000	218,025
		578,825

Telecommunications - 8.12%
American Tower Corp.
7.500%, 05/01/2012	75,000	77,438
7.000%, 10/15/2017(1)	575,000	576,437
Citizens Communications Co.
7.875%, 01/15/2027	125,000	111,875
9.000%, 08/15/2031	680,000	628,999

Embarq Corp.
7.082%, 06/01/2016	410,000	408,852
7.995%, 06/01/2036	350,000	339,991
Intelsat Corp.
9.000%, 08/15/2014	25,000	25,125
Level 3 Financing, Inc.
12.250%, 03/15/2013	220,000	205,700
9.250%, 11/01/2014	190,000	154,850
Lucent Technologies, Inc.
6.450%, 03/15/2029	335,000	252,925
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	390,000	345,150
Nextel Communications, Inc.
Series D, 7.375%, 08/01/2015	800,000	620,434
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	175,000	171,063
Qwest Corp.
8.875%, 03/15/2012	100,000	104,875
7.500%, 10/01/2014	750,000	746,249
7.500%, 6/15/2023	25,000	23,063
6.875%, 09/15/2033	625,000	551,563
Rogers Wireless, Inc.
7.250%, 12/15/2012	30,000	32,350
8.000%, 12/15/2012	770,000	809,685
Rural Cellular Corp.
8.124%, 06/01/2013(4)	230,000	233,450
Wind Acquisition Finance SA
10.750%, 12/01/2015(1)	20,000	20,350
Windstream Corp.
8.625%, 08/01/2016	390,000	398,775
		6,839,199

Transportation - 0.75%
Bristow Group, Inc.
7.500%, 09/15/2017(1)	405,000	408,038
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	230,000	222,525
		630,563

TOTAL CORPORATE BONDS
(Amortized Cost $75,372,031)		72,539,504

CONVERTIBLE CORPORATE BONDS - 0.12%
Aerospace-Defense - 0.04%
Alliant Techsystems, Inc.
2.750%, 02/15/2024(1)	10,000	13,875

L-3 Communications Corp.
3.000%, 08/01/2035(1)	15,000	18,638
		32,513

Media - 0.03%
Sinclair Broadcast Group, Inc.
4.875%, 07/15/2018(4)	25,000	23,219

Real Estate Investment Trusts - 0.05%
MeriStar Hospitality Corp.
9.500%, 04/01/2010	40,000	41,059

TOTAL CONVERTIBLE CORPORATE BONDS
(Amortized Cost $93,483)		96,791

BANK LOANS - 4.82%
Aerospace-Defense - 0.48%
Sequa Corp.
8.080%, 12/07/2014	425,000	401,625

Auto Manufacturers - 0.55%
Ford Motor Co.
8.000%, 11/29/2013	544,500	467,816

Beverages - 0.17%
Tropicana Products, Inc.
9.250%, 12/15/2011	142,147	139,798

Building Products - 0.43%
Texas Electric
6.478%, 10/10/2014	57,286	52,438
6.596%, 10/10/2014	342,714	313,708
		366,146

Commercial Services - 0.11%
ARAMARK Corp.
5.198%, 01/26/2014	5,843	5,424
6.705%, 01/26/2014	91,966	85,377
		90,801

Diversified Financial Services - 0.32%
First Data Corp B-1
7.580%, 10/08/2014	20,651	18,824
7.634%, 10/08/2014	278,599	253,951
		272,775

Healthcare-Services - 0.29%
HCA, Inc.
7.080%, 11/18/2013	264,500	244,228

Hotels & Motels - 0.57%
Tribune Company
7.396%, 05/14/2009	525,000	480,620

Internet - 0.26%
Level 3 Communications, Inc.
5.389%, 03/09/2014	71,429	62,079
6.627%, 03/09/2014	178,571	155,198
		217,277

Lodging - 0.24%
Las Vegas Sands Corp.
0.750%, 05/28/2013	45,000	40,195
6.580%, 05/28/2013	179,100	159,978
		200,173

Media - 0.56%
Crown Castle International Corp.
6.330%, 03/02/2014	248,125	225,706
Merrill Communications, LLC
9.517%, 11/27/2013	150,000	123,000
Univision Communications, Inc.
1.000%, 10/20/2008	5,034	4,240
5.375%, 10/20/2008	4,027	3,392
5.494%, 10/03/2014	140,940	118,728
		475,066

Office Furnishings - 0.21%
Collins & Aikman Floorcoverings, Inc.
5.665%, 05/08/2014	21,834	17,031
7.401%, 05/08/2014	183,673	143,265
7.646%, 05/08/2014	18,367	14,327
		174,623

Research Services - 0.45%
Nielsen Finance, LLC
5.346%, 08/08/2013	158,929	141,050
5.346%, 08/08/2013	264,508	234,751
		375,801

Semiconductors - 0.05%
Freescale Semiconductor, Inc.
5.014%, 12/01/2013	49,874	42,549

Telecommunications - 0.13%
Charter Communications Holdings, LLC
5.260%, 04/11/2014	125,000	110,223

TOTAL BANK LOANS
(Amortized Cost $4,345,287)		4,059,521

COMMON STOCKS - 0.24%
Telecommunications - 0.24%
American Tower Corp.(7)	3,930	151,069
Virgin Media, Inc.	3,372	50,580
		201,649

TOTAL COMMON STOCKS
(Cost $220,178)		201,649

MONEY MARKET MUTUAL FUNDS - 6.95%
Dreyfus Cash Advantage Plus Fund(8)	5,855,410	5,855,410

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $5,855,410)		5,855,410

Total Investments - 98.27%		$82,752,875
(Amortized Cost $85,886,389)

Other Assets in Excess of Liabilities - 1.73%		1,457,182

Net Assets - 100.00%		$84,210,057

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,698,275, which represents approximately 9.14% of net assets as of February 29, 2008.

(2) Amount represents less than 0.05% of net assets.

(3) Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.

(4) Floating or variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

(5) Security is currently in default/non-income producing.

(6) Pay-in-kind securities.

(7) Non-income producing.

(8) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the

Investment Company Act of 1940.

Statement of Investments
February 29, 2008 (Unaudited)	Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $ )

SOVEREIGN DEBT OBLIGATIONS - 85.85%
Argentina - 8.25%
Republic of Argentina
8.750%, 02/04/2003(1)	EUR	57,000	$28,123
7.000%, 03/18/2004(1)	EUR	30,000	14,455
7.000%, 03/18/2004(1)	EUR	58,000	14,275
9.000%, 05/24/2005(1)	EUR	25,000	12,035
9.000%, 04/26/2006(1)	EUR	58,000	27,736
10.000%, 01/03/2007(1)	ITL	140,000,000	36,222
10.250%, 01/26/2007(1)	EUR	661,000	331,142
8.000%, 02/26/2008(1)	EUR	93,000	45,602
7.000%, 09/12/2013		55,000	47,512
7.000%, 04/17/2017		295,000	234,869
8.280%, 12/31/2033(2)		699,726	616,983
1.330%, 12/31/2038(3)		150,000	58,800
			1,467,754

Brazil - 9.88%
Nota Do Tesouro Nacional
10.000%, 01/01/2017	BRL	1,775,000	919,711
Republic of Brazil
8.500%, 09/24/2012	EUR	290,000	490,370
12.500%, 01/05/2022	BRL	535,000	347,681
			1,757,762

Chile - 0.84%
Republic of Chile
5.500%, 01/15/2013		140,000	148,965

Colombia - 5.99%
Republic of Columbia
10.750%, 01/15/2013		30,000	37,140
8.250%, 12/22/2014		25,000	28,869
4.870%, 11/16/2015(4)		100,000	100,975
7.375%, 01/27/2017		100,000	110,150
11.750%, 02/25/2020		170,000	249,475
9.850%, 06/28/2027	COP	1,088,000,000	538,615
			1,065,224

Ecuador - 3.42%
Republic of Ecuador
9.375%, 12/15/2015		85,000	87,231
10.000%, 08/15/2030		530,000	520,725
			607,956

El Salvador - 3.27%
Republic of El Salvador
7.750%, 01/24/2023		83,000	93,064
7.650%, 06/15/2035		453,000	489,240
			582,304

Gabon - 0.80%
Republic of Gabonese
8.200%, 12/12/2017(5)		135,000	142,256

Indonesia - 6.18%
Indonesia Government Credit Linked Note
8.705%, 02/20/2010(6)(7)	IDR	755,000,000	70,628
8.443%, 02/20/2010(6)(7)	IDR	1,954,000,000	182,790
8.410%, 02/20/2010(6)(7)	IDR	1,943,000,000	181,761
10.000%, 07/15/2017(6)	IDR	867,000,000	95,427
Republic of Indonesia
8.500%, 10/12/2035		100,000	113,125
7.750%, 01/17/2038		435,000	455,663
			1,099,394

Iraq - 1.34%
Republic of Iraq
5.800%, 01/15/2028		325,000	239,281

Malaysia - 3.74%
Malaysia
3.833%, 09/28/2011	MYR	550,000	174,538
3.814%, 02/15/2017	MYR	750,000	237,197
3.502%, 05/31/2027	MYR	895,000	254,267
			666,002

Mexico - 4.73%
United Mexican States
8.000%, 12/23/2010	MXN	980,000	92,967
8.000%, 12/19/2013	MXN	1,580,000	151,240
7.250%, 12/15/2016	MXN	1,272,500	116,957
8.125%, 12/30/2019		59,000	74,045
8.300%, 08/15/2031		140,000	181,300

7.500%, 04/08/2033	100,000	119,875
6.750%, 09/27/2034	95,000	104,738
		841,122

Panama - 4.43%
Republic of Panama
7.250%, 03/15/2015	377,000	414,229
9.375%, 01/16/2023	25,000	32,375
8.875%, 09/30/2027	46,000	57,960
9.375%, 04/01/2029	16,000	21,200
6.700%, 01/26/2036	260,000	263,250
		789,014

Peru - 3.43%
Republic of Peru
9.875%, 02/06/2015	90,000	113,145
6.438%, 03/07/2017(4)	18,900	18,900
6.438%, 03/07/2017(4)	478,400	478,400
		610,445

Philippines - 7.31%
Republic of Philippines
8.375%, 02/15/2011	26,000	28,438
8.250%, 01/15/2014	227,000	257,781
8.875%, 03/17/2015	58,000	68,150
9.375%, 01/18/2017	530,000	651,900
7.500%, 09/25/2024	145,000	158,413
9.500%, 02/02/2030	30,000	39,130
6.375%, 01/15/2032	100,000	96,563
		1,300,375

Russia - 6.49%
Russian Federation
7.500%, 03/31/2030	1,008,810	1,155,087

South Africa - 2.18%
Republic of South Africa
6.500%, 06/02/2014	348,000	364,530
8.500%, 06/23/2017	20,000	23,600
		388,130

Tunisia - 0.27%
Banque Centrale de Tunisie
7.375%, 04/25/2012	10,000	11,013
8.250%, 09/19/2027	30,000	36,866
		47,879

Turkey - 4.78%
Republic of Turkey
6.750%, 04/03/2018	75,000	75,984
11.875%, 01/15/2030	465,000	704,583
6.875%, 03/17/2036	75,000	69,469
		850,036

Ukraine - 2.45%
Ukraine Government
6.875%, 03/04/2011(5)	110,000	114,400
7.650%, 06/11/2013	300,000	321,000
		435,400

Uruguay - 2.71%
Republic of Uruguay
7.500%, 03/15/2015	49,000	53,104
8.000%, 11/18/2022	395,000	427,785
7.875%, 01/15/2033(2)	800	851
		481,740

Venezuela - 3.36%
Republic of Venezuela
8.500%, 10/08/2014	262,000	255,450
5.750%, 02/26/2016	50,000	41,250
7.650%, 04/21/2025	30,000	25,725
9.250%, 09/15/2027	5,000	4,936
9.375%, 01/13/2034	275,000	270,188
		597,549

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $14,790,221)		15,273,675

CORPORATE BONDS - 4.86%
Brazil - 1.95%
GTL Trade Finance, Inc.
7.250%, 10/20/2017(5)	100,000	103,000
Petrobras International Finance Co.
5.875%, 03/01/2018	140,000	138,606
Usiminas Commercial Ltd.
7.250%, 01/18/2018	100,000	105,125
		346,731

Malaysia - 1.81%
Petronas Capital Ltd.
7.875%, 05/22/2022	255,000	322,015

Mexico - 1.10%
Pemex Project Funding Master Trust
9.125%, 10/13/2010	38,000	43,035
5.750%, 03/01/2018	150,000	153,600
		196,635

TOTAL CORPORATE BONDS (Amortized Cost $834,542)		865,381

U.S. TREASURY SECURITIES - 6.13%
U.S. Treasury Notes
4.875%, 08/31/2008	1,075,000	1,091,210

TOTAL U.S. TREASURY SECURITIES (Amortized Cost $1,081,865)		1,091,210

MONEY MARKET MUTUAL FUNDS - 5.76%
Dreyfus Cash Advantage Plus Fund(8)	1,025,626	1,025,626

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,025,626)		1,025,626

Total Investments - 102.60% (Amortized Cost $17,732,254)		$18,255,892

Total Liabilities in Excess of Other Assets - (2.60)%		(463,337)

Net Assets - 100.00%		$17,792,555

*  The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Currency
IDR	Indonesian Rupiah
ITL	Italian Lira
MXN	Mexican Peso
MYR	Malaysian Ringgit

(1) Security is currently in default/non-income producing.

(2) Pay-in-kind securities.

(3) Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 29, 2008.

(4) Floating or variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $359,656, which represents approximately 2.02% of net assets as of February 29, 2008.

(6) The security is issued by JP Morgan Securities, Inc.

(7) Zero coupon bond reflects effective yield on the date of purchase.

(8) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract	Contracted		Purchase/Sale	Expiration	Value on	Current	Unrealized
Description	Amount		Contract	Date	Settlement Date	Value	Depreciation
BRL	531,276	(BRL)	Purchase	03/04/2008	$312,516	$315,307	$2,791
BRL	514,687	(BRL)	Purchase	03/04/2008	299,847	304,826	4,979
						$620,133	$7,770

BRL	1,096,925	(BRL)	Sale	03/04/2008	$612,363	$649,658	$(37,296)
EUR	661,850	(EUR)	Sale	07/16/2008	970,385	999,170	(28,785)
						$1,648,828	$(66,081)

OUTSTANDING SWAP CONTRACTS

Credit Default Swap Contracts

					Unrealized
Reference	Swap/	Notional	Rates Received	Termination	Appreciation/
Obligation	Counterparty	Amount	by the Fund	Date	(Depreciation)
Protection Sold:
Peruvian Government Bond	Citigroup	$250,000	1.632%	02/20/2013	$2,509
Peruvian Government Bond	Citigroup	250,000	1.632%	02/20/2013	(31)
Republic of Venezuela	Lehman	325,000	4.280%	07/20/2017	(32,326)
Republic of Venezuela	Lehman	300,000	3.000%	11/20/2017	(10,911)
Net Unrealized Depreciation					$(40,759)

See Notes to Statement of Investments.

STONE HAROBR INVESTMENT FUNDS

NOTES T0 SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds consist of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (each, a “Fund and together, the Funds”) is a Maryland business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Investment Valuation: Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(a) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward Foreign Currency Contracts. : The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit Default Swaps:  The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

(e) Loan Participations. The High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(h) Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. The Fund may substitute quarterly distributions from net investment income with distributions from net realized gains that are otherwise required to be distributed and are not subject to diminishment. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Expenses. Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(j) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2. Unrealized Appreciation and Depreciation on Investments

At February 29, 2008 the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Gross appreciation (excess of value over tax cost)	$622,199	$—
Gross depreciation (excess of tax cost over value)	(101,916)	(5,359,411)
Net unrealized appreciation/(depreciation)	$520,283	$(5,359,411)
Cost of investments for income tax purposes	$17,735,609	$88,112,286

Item 2. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29,2008

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	April 29, 2008

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